Fair value measurement and financial instruments - Schedule of Key Inputs for Valuation of Level 3 Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Probability-Weighted Expected Return Method | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private placement warrants and public warrants, measurement input	0
Share-settled redemption feature, measurement input	0
Probability-Weighted Expected Return Method | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private placement warrants and public warrants, measurement input	0.95
Share-settled redemption feature, measurement input	0.95
Significant Other Unobservable Inputs (Level 3) | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Preferred stock warrant liabilities	$ 3,288	$ 1,140
Share-settled redemption feature	$ 30,322	$ 0